UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-8327

Name of Fund:  BlackRock Global Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Global Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments


BlackRock Global Growth Fund, Inc.

Schedule of Investments as of May 31, 2007 (unaudited)                                                          (in U.S. dollars)

                                                      Shares
                    Industry                            Held   Common Stocks                                             Value
Africa

South               Construction Materials - 0.3%     24,000   Pretoria Portland Cement Co. Ltd.                  $     1,702,247
Africa - 1.5%
                    Health Care Providers            719,300   Network Healthcare Holdings Ltd.                         1,565,892
                    & Services - 0.2%

                    Industrial Conglomerates - 0.4%   91,800   Barloworld Ltd.                                          2,546,418

                    Media - 0.3%                      75,700   Naspers Ltd.                                             1,998,289

                    Metals & Mining - 0.3%            69,600   Impala Platinum Holdings Ltd.                            2,131,109

                                                               Total Common Stocks in Africa - 1.5%                     9,943,955


Europe

France - 2.2%       Construction &                    50,000   Vinci SA                                                 3,955,920
                    Engineering - 0.6%

                    Multi-Utilities - 1.0%            81,800   Veolia Environnement SA                                  6,846,109

                    Textiles, Apparel &               35,500   LVMH Moet Hennessy Louis Vuitton SA                      4,190,126
                    Luxury Goods - 0.6%

                                                               Total Common Stocks in France                           14,992,155


Germany - 1.4%      Automobiles - 0.5%                 1,900   Porsche AG (Preference Shares)                           3,375,409

                    Chemicals - 0.7%                  22,200   Wacker Chemie AG                                         4,514,140

                    Industrial Conglomerates - 0.2%   11,700   Siemens AG                                               1,541,864

                                                               Total Common Stocks in Germany                           9,431,413


Italy - 0.9%        Commercial Banks - 0.9%          596,200   UniCredito Italiano SpA                                  5,597,071

                                                               Total Common Stocks in Italy                             5,597,071


Norway - 0.5%       Semiconductors &                 111,100   Renewable Energy Corp. AS (a)                            3,518,417
                    Semiconductor
                    Equipment - 0.5%

                                                               Total Common Stocks in Norway                            3,518,417


Spain - 0.7%        Diversified Financial             73,500   Bolsas y Mercados Espanoles                              4,446,454
                    Services - 0.7%

                                                               Total Common Stocks in Spain                             4,446,454


Sweden - 0.5%       Diversified Financial            107,900   OMHEX AB                                                 3,485,223
                    Services - 0.5%

                                                               Total Common Stocks in Sweden                            3,485,223


Switzerland - 5.4%  Chemicals - 0.6%                  42,500   Lonza Group AG Registered Shares                         4,202,115

                    Commercial Services &              3,300   SGS SA                                                   4,297,436
                    Supplies - 0.7%

                    Electrical Equipment - 1.2%      376,800   ABB Ltd.                                                 8,060,222

                    Oil, Gas & Consumable             29,600   Petroplus Holdings AG (a)                                2,742,978
                    Fuels - 0.4%

                    Pharmaceuticals - 1.8%            96,300   Novartis AG Registered Shares                            5,413,337
                                                      33,100   Roche Holding AG                                         6,075,180
                                                                                                                  ---------------
                                                                                                                       11,488,517

                    Textiles, Apparel & %             80,100   The Swatch Group Ltd. Registered Shares                  4,643,289
                    Luxury Goods - 0.7


                                                               Total Common Stocks in Switzerland                      35,434,557


United              Beverages - 1.2%                 381,100   Diageo Plc                                               8,127,296
Kingdom - 2.5%
                    Commercial Banks - 0.8%          155,000   Standard Chartered Plc                                   5,248,307

                    Commercial Services &            175,500   Intertek Group Plc                                       3,174,513
                    Supplies - 0.5%

                                                               Total Common Stocks in the United Kingdom               16,550,116

                                                               Total Common Stocks in Europe - 14.1%                   93,455,406


Latin America

Brazil - 3.0%       Beverages - 0.7%                  63,700   Cia de Bebidas das Americas (Preference Shares) (d)      4,318,860

                    Commercial Banks - 0.4%           98,600   Banco Bradesco SA (d)                                    2,503,454

                    Media - 0.8%                     333,703   NET Servicos de Comunicacao SA (Preference Shares) (a)   5,595,301

                    Multiline Retail - 0.4%          156,300   Lojas Renner SA                                          2,606,898

                    Oil, Gas & Consumable             19,300   Petroleo Brasileiro SA (d)                               2,087,488
                    Fuels - 0.3%

                    Personal Products - 0.4%         202,100   Natura Cosmeticos SA                                     2,793,209

                                                               Total Common Stocks in Brazil                           19,905,210


Mexico - 1.0%       Media - 0.2%                      46,300   Grupo Televisa, SA (d)                                   1,332,514

                    Wireless Telecommunication        87,300   America Movil, SA de CV (d)                              5,286,015
                    Services - 0.8%

                                                               Total Common Stocks in Mexico                            6,618,529

                                                               Total Common Stocks in Latin America - 4.0%             26,523,739


North America

Canada - 4.2%       Chemicals - 1.1%                 100,200   Potash Corp. of Saskatchewan, Inc.                       7,107,754

                    Commercial Banks - 1.1%           66,700   Bank of Nova Scotia                                      3,355,579
                                                      72,200   Royal Bank of Canada                                     3,934,009
                                                                                                                  ---------------
                                                                                                                        7,289,588

                    Diversified Financial             51,400   TSX Group, Inc.                                          2,037,547
                    Services - 0.3%

                    Energy Equipment &               134,800   Ensign Resource Service Group                            2,792,790
                    Services - 0.4%

                    Food & Staples                    62,000   Shoppers Drug Mart Corp.                                 2,922,625
                    Retailing - 0.4%

                    Metals & Mining - 0.3%            40,200   Teck Cominco Ltd. Class B                                1,698,803

                    Oil, Gas & Consumable             74,000   Cameco Corp.                                             3,834,910
                    Fuels - 0.6%

                                                               Total Common Stocks in Canada                           27,684,017


United              Aerospace & Defense - 1.5%       165,200   BE Aerospace, Inc. (a)                                   6,325,508
States - 31.4%                                        28,400   Precision Castparts Corp.                                3,395,504
                                                                                                                  ---------------
                                                                                                                        9,721,012

                    Capital Markets - 0.9%           105,700   E*Trade Financial Corp. (a)                              2,531,515
                                                      50,200   Northern Trust Corp.                                     3,267,016
                                                                                                                  ---------------
                                                                                                                        5,798,531

                    Chemicals - 1.2%                 129,400   Monsanto Co.                                             7,971,040

                    Communications                   430,300   Cisco Systems, Inc. (a)                                 11,583,676
                    Equipment - 2.9%                 188,800   Corning, Inc. (a)                                        4,720,000
                                                      65,700   QUALCOMM, Inc.                                           2,821,815
                                                                                                                  ---------------
                                                                                                                       19,125,491

                    Computers &                      330,900   EMC Corp. (a)                                            5,588,901
                    Peripherals - 0.9%

                    Construction &                   113,400   Jacobs Engineering Group, Inc. (a)                       6,571,530
                    Engineering - 1.0%

                    Electrical Equipment - 0.9%      104,100   Roper Industries, Inc.                                   6,075,276

                    Energy Equipment &                62,300   Complete Production Services, Inc. (a)                   1,672,755
                    Services - 2.1%                   29,600   Core Laboratories NV (a)                                 2,721,128
                                                      45,500   National Oilwell Varco, Inc. (a)                         4,297,475
                                                      69,100   Schlumberger Ltd.                                        5,380,817
                                                                                                                  ---------------
                                                                                                                       14,072,175

                    Food Products - 0.5%              42,600   Bunge Ltd.                                               3,327,912

                    Health Care Equipment &           44,300   Intuitive Surgical, Inc. (a)                             6,097,009
                    Supplies - 0.9%

                    Hotels, Restaurants &            123,800   International Game Technology                            4,975,522
                    Leisure - 2.5%                   130,000   McDonald's Corp.                                         6,571,500
                                                     169,700   Starbucks Corp. (a)                                      4,889,057
                                                                                                                  ---------------
                                                                                                                       16,436,079

                    Household Products - 1.0%        104,600   The Procter & Gamble Co.                                 6,647,330

                    Insurance - 1.1%                  98,900   American International Group, Inc.                       7,154,426

                    Internet Software &              129,900   Akamai Technologies, Inc. (a)                            5,742,879
                    Services - 2.6%                   23,000   Google, Inc. Class A (a)                                11,448,250
                                                                                                                  ---------------
                                                                                                                       17,191,129

                    Life Sciences Tools &            146,800   Thermo Fisher Scientific, Inc. (a)                       8,015,280
                    Services - 1.7%                   52,200   Waters Corp. (a)                                         3,147,660
                                                                                                                  ---------------
                                                                                                                       11,162,940

                    Machinery - 2.8%                  67,000   Deere & Co.                                              8,071,490
                                                      92,700   Joy Global, Inc.                                         5,249,601
                                                      59,000   Terex Corp. (a)                                          5,001,430
                                                                                                                  ---------------
                                                                                                                       18,322,521

                    Media - 0.5%                      71,200   Focus Media Holding Ltd. (a)(d)                          3,149,176

                    Metals & Mining - 1.0%            57,600   Allegheny Technologies, Inc.                             6,657,984

                    Oil, Gas & Consumable            103,500   Exxon Mobil Corp.                                        8,608,095
                    Fuels - 1.3%

                    Semiconductors & Semiconductor    84,700   MEMC Electronic Materials, Inc. (a)                      5,148,066
                    Equipment - 1.3%                  97,400   Nvidia Corp. (a)                                         3,376,858
                                                                                                                  ---------------
                                                                                                                        8,524,924

                    Software - 0.8%                   45,900   Factset Research Systems, Inc.                           2,929,797
                                                     137,100   Oracle Corp. (a)                                         2,656,998
                                                                                                                  ---------------
                                                                                                                        5,586,795

                    Textiles, Apparel & Luxury       118,400   Coach, Inc. (a)                                          6,081,024
                    Goods - 0.9%

                    Tobacco - 1.1%                   101,800   Altria Group, Inc.                                       7,237,980

                                                               Total Common Stocks in the United States               207,109,280

                                                               Total Common Stocks in North America - 35.6%           234,793,297


Pacific Basin

Australia - 19.2%   Biotechnology - 0.8%              71,900   CSL Ltd.                                                 5,309,476

                    Capital Markets - 2.3%         1,172,400   Australian Wealth Management Ltd.                        2,630,876
                                                     112,200   Macquarie Bank Ltd.                                      8,138,648
                                                      63,100   Perpetual Trustees Australia Ltd.                        4,263,584
                                                                                                                  ---------------
                                                                                                                       15,033,108

                    Chemicals - 1.0%                  33,400   Incitec Pivot Ltd.                                       1,836,411
                                                     165,300   Nufarm Ltd.                                              1,931,324
                                                     119,400   Orica Ltd.                                               3,084,709
                                                                                                                  ---------------
                                                                                                                        6,852,444

                    Commercial Banks - 2.8%          206,900   Australia & New Zealand Banking Group Ltd.               4,940,957
                                                     107,300   Commonwealth Bank of Australia Ltd.                      4,922,263
                                                     167,200   National Australia Bank Ltd.                             5,889,644
                                                     138,800   Westpac Banking Corp.                                    2,995,154
                                                                                                                  ---------------
                                                                                                                       18,748,018

                    Commercial Services &            309,500   Seek Ltd.                                                1,852,910
                    Supplies - 0.3%

                    Construction &                   215,400   Leighton Holdings Ltd.                                   7,937,085
                    Engineering - 1.2%

                    Diversified Financial            122,000   Australian Stock Exchange Ltd.                           4,909,660
                    Services - 1.3%                  148,500   Babcock & Brown Ltd.                                     3,954,557
                                                                                                                  ---------------
                                                                                                                        8,864,217

                    Energy Equipment &               180,222   WorleyParsons Ltd.                                       4,444,141
                    Services - 0.7%

                    Health Care Equipment &           88,200   Cochlear Ltd.                                            4,544,163
                    Supplies - 0.7%

                    Insurance - 0.9%                 240,200   QBE Insurance Group Ltd.                                 6,209,566

                    Metals & Mining - 4.0%           324,400   BHP Billiton Ltd.                                        8,469,546
                                                   1,920,300   Boart Longyear Group                                     3,482,319
                                                   2,995,346   Lihir Gold Ltd. (a)                                      7,763,305
                                                     434,200   Zinifex Ltd.                                             6,327,874
                                                                                                                  ---------------
                                                                                                                       26,043,044

                    Oil, Gas & Consumable            199,900   Energy Resources of Australia Ltd.                       3,797,183
                    Fuels - 1.9%                     385,700   Origin Energy Ltd.                                       2,804,139
                                                     330,900   Paladin Resources Ltd. (a)                               2,397,508
                                                      91,700   Woodside Petroleum Ltd.                                  3,265,075
                                                                                                                  ---------------
                                                                                                                       12,263,905

                    Transportation                 1,579,200   Macquarie Infrastructure Group                           4,838,315
                    Infrastructure - 1.3%            501,800   Transurban Group                                         3,486,165
                                                                                                                  ---------------
                                                                                                                        8,324,480

                                                               Total Common Stocks in Australia                       126,426,557


China - 0.8%        Electrical Equipment - 0.3%       45,300   Suntech Power Holdings Co. Ltd. (a)(d)                   1,536,576

                    Oil, Gas & Consumable          1,170,100   China Shenhua Energy Co. Ltd. Class H                    3,431,576
                    Fuels - 0.5%

                                                               Total Common Stocks in China                             4,968,152


Hong Kong - 6.7%    Communications Equipment - 0.4%  563,400   ZTE Corp.                                                2,705,723

                    Distributors - 0.9%            1,655,000   China Resources Enterprise, Ltd.                         6,072,364

                    Diversified Financial            466,500   Hong Kong Exchanges and Clearing Ltd.                    5,206,600
                    Services - 0.8%

                    Electric Utilities - 0.7%      1,199,700   Cheung Kong Infrastructure Holdings Ltd.                 4,263,545

                    Food Products - 0.8%           1,661,500   Chaoda Modern Agriculture Holdings Ltd.                  1,442,664
                                                   1,092,800   China Mengniu Dairy Co., Ltd.                            3,568,749
                                                                                                                  ---------------
                                                                                                                        5,011,413

                    Industrial                     1,439,300   NWS Holdings Ltd.                                        3,981,441
                    Conglomerates - 0.6%

                    Real Estate Management &         237,900   Henderson Land Development Co., Ltd.                     1,643,694
                    Development - 0.7%             2,132,300   Midland Holdings Ltd.                                    1,398,149
                                                     114,600   Sun Hung Kai Properties Ltd.                             1,331,150
                                                                                                                  ---------------
                                                                                                                        4,372,993

                    Transportation                 1,106,600   COSCO Pacific Ltd.                                       2,905,224
                    Infrastructure - 1.2%            796,800   China Merchants Holdings International Co., Ltd.         3,540,902
                                                     379,500   Hopewell Holdings Ltd.                                   1,662,161
                                                                                                                  ---------------
                                                                                                                        8,108,287

                    Wireless Telecommunication       451,900   China Mobile Ltd.                                        4,224,744
                    Services - 0.6%

                                                               Total Common Stocks in Hong Kong                        43,947,110


India - 7.1%        Automobiles - 0.2%                85,000   Tata Motors Ltd.                                         1,581,936

                    Construction &                   142,200   IVRCL Infrastructures & Projects Ltd.                    1,226,937
                    Engineering - 1.2%               100,200   Jaiprakash Associates Ltd.                               1,706,398
                                                      95,200   Larsen & Toubro Ltd.                                     4,712,289
                                                                                                                  ---------------
                                                                                                                        7,645,624

                    Electrical Equipment - 0.7%       80,400   Bharat Heavy Electricals Ltd.                            2,770,290
                                                      54,100   Suzlon Energy Ltd.                                       1,717,463
                                                                                                                  ---------------
                                                                                                                        4,487,753

                    Household Products - 0.4%        592,700   Hindustan Lever Ltd.                                     2,968,974

                    IT Services - 1.2%                69,100   Infosys Technologies Ltd.                                3,273,337
                                                     198,200   Satyam Computer Services Ltd.                            2,293,663
                                                      78,700   Tata Consultancy Services Ltd.                           2,342,006
                                                                                                                  ---------------
                                                                                                                        7,909,006

                    Industrial                        51,000   Siemens India Ltd.                                       1,605,297
                    Conglomerates - 0.3%

                    Media - 0.3%                     111,035   Zee News Ltd. (a)                                          130,300
                                                     245,600   Zee Telefilms Ltd.                                       1,897,117
                                                                                                                  ---------------
                                                                                                                        2,027,417

                    Metals & Mining - 0.6%           596,700   Hindalco Industries Ltd.                                 2,066,150
                                                     149,700   Sterlite Industries India Ltd.                           2,006,691
                                                                                                                  ---------------
                                                                                                                        4,072,841

                    Oil, Gas & Consumable             95,500   Reliance Industries Ltd.                                 4,136,569
                    Fuels - 0.6%

                    Pharmaceuticals - 0.5%           250,250   Cipla Ltd.                                               1,340,152
                                                      70,300   Sun Pharma Advanced Research Co., Ltd.                     144,305
                                                      70,300   Sun Pharmaceuticals Industries Ltd.                      1,937,860
                                                                                                                  ---------------
                                                                                                                        3,422,317

                    Wireless Telecommunication       230,600   Bharti Tele-Ventures Ltd. (a)                            4,822,979
                    Services - 1.1%                  202,400   Reliance Communication Ventures Ltd. (a)                 2,519,470
                                                                                                                  ---------------
                                                                                                                        7,342,449

                                                               Total Common Stocks in India                            47,200,183


Japan - 5.3%        Capital Markets - 0.4%           131,900   Nomura Holdings, Inc.                                    2,698,693

                    Chemicals - 1.1%                 107,000   JSR Corp.                                                2,413,435
                                                     294,000   Mitsubishi Rayon Co., Ltd.                               1,879,474
                                                     147,900   Toho Tenax Co. Ltd. (a)                                    899,310
                                                     295,000   Toray Industries, Inc.                                   1,992,523
                                                                                                                  ---------------
                                                                                                                        7,184,742

                    Construction &                   131,500   Chiyoda Corp.                                            2,647,288
                    Engineering - 0.4%

                    Electrical Equipment - 0.4%      225,000   Matsushita Electric Works Ltd.                           2,817,584

                    Food & Staples                    77,700   Seven & I Holdings Co. Ltd.                              2,247,362
                    Retailing - 0.3%

                    Office Electronics - 0.9%         99,200   Canon, Inc.                                              5,836,253

                    Real Estate Management &          52,000   Mitsubishi Estate Co., Ltd.                              1,598,028
                    Development - 0.9%                85,000   Mitsui Fudosan Co., Ltd.                                 2,675,021
                                                      35,000   Sumitomo Realty & Development Co., Ltd.                  1,322,925
                                                                                                                  ---------------
                                                                                                                        5,595,974

                    Road & Rail - 0.4%                   330   East Japan Railway Co.                                   2,548,891

                    Wireless Telecommunication         1,900   NTT DoCoMo, Inc.                                         3,231,717
                    Services - 0.5%

                                                               Total Common Stocks in Japan                            34,808,504


Singapore - 0.9%    Food Products - 0.4%           1,164,000   Wilmar International Ltd.                                2,640,050

                    Industrial                       493,600   Keppel Corp. Ltd.                                        3,561,359
                    Conglomerates - 0.5%

                                                               Total Common Stocks in Singapore                         6,201,409


South Korea - 0.8%  Semiconductors & Semiconductor     9,625   Samsung Electronics Co., Ltd.                            5,550,092
                    Equipment - 0.8%

                                                               Total Common Stocks in South Korea                       5,550,092

                                                               Total Common Stocks in the Pacific Basin - 40.8%       269,102,007

                                                               Total Common Stocks (Cost - $498,821,077) - 96.0%      633,818,404



                                                  Beneficial
                                                    Interest   Short-Term Securities
                                              $   30,155,412   BlackRock Liquidity Series, LLC Cash
                                                               Sweep Series, 5.26% (b)(c)                              30,155,412

                                                               Total Short-Term Securities
                                                               (Cost - $30,155,412) - 4.6%                             30,155,412

                                                               Total Investments (Cost - $528,976,489*) - 100.6%      663,973,816
                                                               Liabilities in Excess of Other Assets - (0.6%)         (4,018,171)
                                                                                                                  ---------------
                                                               Net Assets - 100.0%                                $   659,955,645
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $          528,978,741
                                             ======================
    Gross unrealized appreciation            $          140,428,728
    Gross unrealized depreciation                       (5,433,653)
                                             ----------------------
    Net unrealized appreciation              $          134,995,075
                                             ======================


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series                         $ 17,003,507       $622,577
    Merrill Lynch Liquidity Series, LLC
      Money Market Series                       $  (851,200)       $  2,489


(c) Represents the current yield as of May 31, 2007.

(d) Depositary receipts.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Global Growth Fund, Inc.


By:    /s/Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Growth Fund, Inc.


Date: July 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Growth Fund, Inc.


Date: July 24, 2007


By:    /s/Donald C. Burke
       ------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Global Growth Fund, Inc.


Date: July 24, 2007